Earnings Per Share - Computation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted-average number of shares on which earnings per share calculations are based
Weighted-average shares outstanding during period (in shares)	890,348,679	887,235,105	912,048,072
Add - Incremental shares under stock-based compensation plans (in shares)	4,802,940	4,199,440	2,786,316
Add - Incremental shares associated with contingently issuable shares (in shares)	1,412,352	1,378,831	1,481,326
Assuming dilution (in shares)	896,563,971	892,813,376	916,315,714
Net income on which basic earnings per share is calculated
Income from continuing operations	$ 5,501	$ 9,435	$ 8,723
Income/(loss) from discontinued operations, net of tax	89	(4)	5
Net income on which basic earnings per share is calculated	5,590	9,431	8,728
Net income on which diluted earnings per share is calculated
Income from continuing operations	5,501	9,435	8,723
Net income applicable to contingently issuable shares	(2)	0	(6)
Income from continuing operations on which diluted earnings per share is calculated	5,499	9,435	8,718
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	89	(4)	5
Net income on which diluted earnings per share is calculated	$ 5,588	$ 9,431	$ 8,722
Assuming dilution
Continuing operations (in dollars per share)	$ 6.13	$ 10.57	$ 9.51
Discontinued operations (in dollars per share)	0.10	(0.01)	0.01
Total (in dollars per share) (Note H)	6.23	10.56	9.52
Basic
Continuing operations (in dollars per share)	6.18	10.63	9.56
Discontinued operations (in dollars per share)	0.10	0.00	0.01
Total (in dollars per share) (Note H)	$ 6.28	$ 10.63	$ 9.57